Assets By Segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total assets	$ 2,275,452	$ 2,411,084
Corporate Finance / Restructuring
Segment Reporting Information [Line Items]
Total assets	653,998	595,307
Forensic and Litigation Consulting
Segment Reporting Information [Line Items]
Total assets	397,879	403,676
Economic Consulting
Segment Reporting Information [Line Items]
Total assets	477,430	437,677
Technology
Segment Reporting Information [Line Items]
Total assets	203,117	213,817
Strategic Communications
Segment Reporting Information [Line Items]
Total assets	342,198	471,008
Total Segment Assets
Segment Reporting Information [Line Items]
Total assets	2,074,622	2,121,485
Unallocated Corporate
Segment Reporting Information [Line Items]
Total assets	$ 200,830	$ 289,599